UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE    68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2012

Item 1.  Schedule of Investments.

Equinox Abraham Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 25.3%
DEBT FUNDS - 25.3%
	150	Vanguard Short-Term Bond ETF (Cost - $12,133)	$ 12,148

		TOTAL INVESTMENTS - 25.3% (Cost - $12,133) (a)	$ 12,148
		OTHER ASSETS AND LIABILITIES - NET - 74.7%	35,847
		TOTAL NET ASSETS - 100.0%	$ 47,995

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $12,133 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 15
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 15

		SWAP+	Unrealized Gain (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the managed futures program of Abraham Trading Company (“Abraham”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Abraham that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $21,904)

$ (416)
		Total Net Unrealized Loss on Swap Contract	$ (416)

+	All or a portion of this investment is a holding of Equinox Abraham Strategy Fund Limited

Equinox Absolute Return Plus Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 65.2%
DEBT FUNDS - 65.2%
	200	Vanguard Short-Term Bond ETF (Cost - $16,178)	$ 16,198

SYSTEMATIC TRADING COMPANIES - 15.2%
	41	E2 Mesirow Trade Co. - Absolute Return Plus Program LLC +*
		(Cost - $3,891)	3,775

		TOTAL INVESTMENTS - 80.4% (Cost - $20,069) (a)	$ 19,973
		OTHER ASSETS AND LIABILITIES - NET - 19.6%	4,865
		TOTAL NET ASSETS - 100.0%	$ 24,838

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $20,069 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 20
		Unrealized depreciation:	(205)
		Net unrealized depreciation:	$ (185)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Absolute Return Plus Strategy Fund Limited.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 41.2%
DEBT FUNDS - 41.2%
	2,000	iShares Barclays 1-3 Year Credit Bond Fund	$ 210,960
	2,500	Vanguard Short-Term Bond ETF	202,475
		TOTAL EXCHANGE TRADED FUNDS (Cost - $413,072)	413,435

		TOTAL INVESTMENTS - 41.2% (Cost - $413,072)(a)	$ 413,435
		OTHER ASSETS AND LIABILITIES - NET - 58.8%	590,109
		TOTAL NET ASSETS - 100.0%	$ 1,003,544

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $413,072 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 363
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 363

		SWAP+	Unrealized Gain (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $1,010,000)

$ (9,856)
		Total Net Unrealized Loss on Swap Contract	$ (9,856)

+	All or a portion of this investment is a holding of Equinox Chesapeake Strategy Fund Limited

Equinox Crabel Two Plus Strategy Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value
	TOTAL INVESTMENTS - 0.0% (Cost - $0)	$ -
	OTHER ASSETS AND LIABILITIES - NET - 100.0%	1,000
	TOTAL NET ASSETS - 100.0%	$ 1,000

Equinox Eclipse Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value

EXCHANGE TRADED FUNDS - 58.9%
DEBT FUNDS - 58.9%
	1,100	Vanguard Short-Term Bond ETF (Cost - $88,979)	$ 89,089

SYSTEMATIC TRADING COMPANIES - 25.3%
	404	E2 Eclipse Trade Co. - Global Monetary Program LLC +*
		(Cost - $39,746)	38,182

		TOTAL INVESTMENTS - 84.2% (Cost - $128,725) (a)	$ 127,271
		OTHER ASSETS AND LIABILITIES - NET - 15.8%	23,858
		TOTAL NET ASSETS - 100.0%	$ 151,129

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $128,725 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 110
		Unrealized depreciation:	(2,020)
		Net unrealized depreciation:	$ (1,910)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Eclipse Strategy Fund Limited.

Equinox John Locke Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 61.1%
		DEBT FUNDS - 61.1%
	9,000	iShares Barclays 1-3 Year Credit Bond Fund	$ 949,320
	11,700	Vanguard Short-Term Bond ETF	947,583
		TOTAL EXCHANGE TRADED FUNDS (Cost - $1,895,224)	1,896,903

		SYSTEMATIC TRADING COMPANIES - 25.4%
	10,884	E2 John Locke Trade Co. - Cyril Program LLC + *
		(Cost - $972,841)	787,365

		TOTAL INVESTMENTS - 86.5% (Cost - $2,868,065) (a)	$ 2,684,268
		OTHER ASSETS AND LIABILITIES - NET - 13.5%	419,797
		TOTAL NET ASSETS - 100.0%	$ 3,104,065

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $2,868,065 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 56,510
		Unrealized depreciation:	(185,476)
		Net unrealized depreciation:	$ (128,966)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox John Locke Strategy Fund Limited.

Equinox QCM Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 61.0%
DEBT FUNDS - 61.0%
	600	Vanguard Short-Term Bond ETF (Cost - $48,534)	$ 48,594

SYSTEMATIC TRADING COMPANIES - 24.4%
	283	E2 QCM Trade Co. - Global Diversified Program LLC +*
		(Cost - $19,913)	19,447

		TOTAL INVESTMENTS - 85.4% (Cost - $68,447) (a)	$ 68,041
		OTHER ASSETS AND LIABILITIES - NET - 14.6%	11,610
		TOTAL NET ASSETS - 100.0%	$ 79,651

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $68,447 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 60
		Unrealized depreciation:	(824)
		Net unrealized depreciation:	$ (764)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox QCM Strategy Fund Limited.

Equinox Tiverton Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
EXCHANGE TRADED FUNDS - 63.0%
DEBT FUNDS - 63.0%
	150	Vanguard Short-Term Bond ETF (Cost - $12,133)	$ 12,148

SYSTEMATIC TRADING COMPANIES - 15.7%
	42	E2 Tiverton Trade Co. - Discretionary Program LLC +*
		(Cost - $3,664)	3,024

		TOTAL INVESTMENTS - 78.7% (Cost - $15,797) (a)	$ 15,172
		OTHER ASSETS AND LIABILITIES - NET - 21.3%	4,103
		TOTAL NET ASSETS - 100.0%	$ 19,275

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $15,797 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 116
		Unrealized depreciation:	(640)
		Net unrealized depreciation:	$ (524)

*	Non-Income producing security.
+	All or a portion of this investment is a holding of Equinox Tiverton Strategy Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

 If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Abraham Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,148	$ -	$ -	$ 12,148
Total	$ 12,148	$ -	$ -	$ 12,148

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 416	$ -	$ 416
Total	$ -	$ 416	$ -	$ 416

Absolute Return Plus Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,198	$ -	$ -	$ 16,198
Systematic Trading Companies	-	3,775	-	3,775
Total	$ 16,198	$ 3,775	$ -	$ 19,973

Chesapeake Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 413,435	$ -	$ -	$ 413,435
Total	$ 413,435	$ -	$ -	$ 413,435

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 9,856	$ -	$ 9,856
Total	$ -	$ 9,856	$ -	$ 9,856

Eclipse Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 89,089	$ -	$ -	$ 89,089
Systematic Trading Companies	-	38,182	-	38,182
Total	$ 89,089	$ 38,182	$ -	$ 127,271

John Locke Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,896,903	$ -	$ -	$ 1,896,903
Systematic Trading Companies	-	787,365	-	787,365
Total	$ 1,896,903	$ 787,365	$ -	$ 2,684,268

QCM Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 48,594	$ -	$ -	$ 48,594
Systematic Trading Companies	-	19,447	-	19,447
Total	$ 48,594	$ 19,447	$ -	$ 68,041

Tiverton Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,148	$ -	$ -	$ 12,148
Systematic Trading Companies	-	3,024	-	3,024
Total	$ 12,148	$ 3,024	$ -	$ 15,172

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Abraham Strategy Fund with Equinox Abraham Strategy Fund Limited (“EAS-CFC”), Equinox Absolute Return Plus Strategy Fund with Equinox Absolute Return Plus Strategy Fund Limited (“EMS-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”), Equinox Eclipse Strategy Fund with Equinox Eclipse Strategy Fund Limited (“ES-CFC), John Locke Strategy Fund with Equinox John Locke Strategy Fund Limited ("EJLS-CFC"), Equinox QCM Strategy Fund with Equinox QCM Strategy Fund Limited (“EQCM-CFC”), and Equinox Tiverton Strategy Fund with Equinox Tiverton Strategy Fund Limited (“ETS-CFC”) – The Consolidated Financial Statements include the accounts of EAS-CFC, EMS-CFC, ECS-CFC, ES-CFC, EJLS-CFC, EQCM-CFC, and ET-CFC, collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at December 31, 2012	% Of Total Net Assets at December 31, 2012
EAS-CFC	4/19/2012	$ 4,434	9%
EMS-CFC	4/19/2012	$ 3,852	16%
CS-CFC	4/19/2012	$ 192,144	19%
ES-CFC	4/19/2012	$ 42,968	28%
EJLS-CFC	2/27/2012	$ 788,338	25%
EQCM-CFC	2/27/2012	$ 19,515	25%
ETS-CFC	4/19/2012	$ 3,039	16%

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

2/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

2/28/13

By (Signature and Title)

*/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

2/28/13